UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2013*

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund. The remaining series of the Registrant have fiscal year ends of May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2013

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 88.6%
Angola - 0.3%
Northern Lights III B.V., 7%, 2019	$19,315,000	$20,908,488

Argentina - 0.6%
Republic of Argentina, 7%, 2015	$43,518,000	$41,027,804
Republic of Argentina, FRN, 8.28%, 2033	2,767,937	1,937,556

		$42,965,360
Armenia - 0.2%
Republic of Armenia, 6%, 2020 (n)	$13,397,000	$13,175,950

Azerbaijan - 0.4%
State Oil Company of Azerbaijan Republic, 4.75%, 2023	$30,468,000	$29,325,450

Bolivia - 0.2%
Government of Bolivia, 5.95%, 2023 (n)	$13,728,000	$13,830,960

Brazil - 6.4%
Banco do Brasil S.A., FRN, 6.25%, 2049 (n)	$16,885,000	$14,183,400
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	27,246,000	28,131,495
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	14,793,000	14,940,930
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	15,567,000	15,224,526
Brazil Minas SPE, 5.333%, 2028 (z)	14,455,000	14,165,900
BRF S.A., 5.875%, 2022	6,572,000	6,834,880
BRF S.A., 3.95%, 2023 (n)	11,517,000	10,365,300
BRF S.A., 3.95%, 2023	3,887,000	3,498,300
Caixa Economica Federal, 3.5%, 2022 (n)	16,224,000	14,135,160
Cielo S.A./Cielo USA, Inc., 3.75%, 2022	15,489,000	13,901,378
Cosan Luxembourg S.A., 5%, 2023 (n)	12,302,000	11,471,615
Federative Republic of Brazil, 4.25%, 2025	13,576,000	13,263,752
Federative Republic of Brazil, 8.25%, 2034	15,721,000	20,987,535
Fibria Overseas Finance Ltd., 7.5%, 2020	4,835,000	5,318,500
Fibria Overseas Finance Ltd., 6.75%, 2021	17,370,000	19,020,150
Globo Comunicacoes e Participacoes S.A., 4.875%, 2022 (n)	3,427,000	3,461,270
Globo Comunicacoes e Participacoes S.A., 6.25%, 2049	18,856,000	19,798,800
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	6,747,000	7,084,350
JBS Investments GmbH, 7.75%, 2020 (z)	18,181,000	18,749,156
Marfrig Holding Europe B.V., 11.25%, 2021 (n)	19,213,000	19,092,919
Marfrig Overseas Ltd., 9.5%, 2020	6,733,000	6,497,345
Minerva Luxembourg S.A., 7.75%, 2023	14,360,000	13,929,200
Odebrecht Finance Ltd., 7.125%, 2042 (n)	24,215,000	23,730,700
Odebrecht Finance Ltd., 7.125%, 2042	1,700,000	1,666,000
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)	24,322,000	25,355,685
Petrobras International Finance Co., 7.875%, 2019	4,255,000	4,955,977
Petrobras International Finance Co., 5.375%, 2021	9,969,000	10,136,210
Qgog Constellation S.A., 6.25%, 2019 (n)	20,752,000	20,077,560
Qgog Constellation S.A., 6.25%, 2019	400,000	387,000
Rearden G Holdings Eins GmbH, 7.875%, 2020	16,248,000	17,182,260
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	1,932,000	2,067,240
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	8,857,000	9,476,990
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021	400,000	428,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brazil - continued
Vale Overseas Ltd., 4.375%, 2022	$26,375,000	$25,808,412

		$435,327,895
Canada - 0.2%
First Quantum Minerals Ltd., 7.25%, 2019 (n)	$14,376,000	$13,477,500
First Quantum Minerals Ltd., 7.25%, 2019	2,045,000	1,917,187

		$15,394,687
Chile - 1.8%
Cencosud S.A., 4.875%, 2023 (n)	$10,274,000	$9,869,071
Cencosud S.A., 4.875%, 2023	575,000	552,338
E.CL S.A., 5.625%, 2021	19,206,000	20,131,153
Embotelladora Andina S.A., 5%, 2023 (n)	13,429,000	13,805,321
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (z)	30,048,000	30,052,056
Empresa Nacional del Petroleo, 6.25%, 2019	6,492,000	7,126,113
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020	12,297,000	12,603,109
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	8,997,000	9,220,962
Transelec S.A., 4.625%, 2023 (n)	17,201,000	16,587,974
Transelec S.A., 4.625%, 2023	400,000	385,744

		$120,333,841
China - 1.8%
Baidu, Inc., 3.5%, 2022	$17,918,000	$16,782,572
CNPC General Capital Ltd., 3.95%, 2022 (n)	16,047,000	15,804,867
CNPC General Capital Ltd., 3.4%, 2023 (n)	18,348,000	17,126,464
Hyva Global B.V., 8.625%, 2016 (n)	7,035,000	6,999,825
Hyva Global B.V., 8.625%, 2016	11,196,000	11,140,020
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	15,614,000	14,321,223
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	9,703,000	9,589,582
State Grid Overseas Investment (2013) Ltd., 3.125%, 2023 (n)	12,909,000	12,173,639
Tencent Holdings Ltd., 3.375%, 2018 (n)	17,571,000	17,914,601

		$121,852,793
Colombia - 2.6%
Banco GNB Sudameris S.A., 3.875%, 2018 (n)	$15,135,000	$14,340,413
Ecopetrol S.A., 7.625%, 2019	23,599,000	28,436,795
Ecopetrol S.A., 7.375%, 2043	32,037,000	36,722,411
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	6,396,000	6,715,800
Millicom International Cellular S.A., 4.75%, 2020 (n)	9,508,000	8,913,750
Millicom International Cellular S.A., 6.625%, 2021 (z)	19,780,000	20,323,950
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	22,145,000	24,359,500
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	23,735,000	22,726,263
Pacific Rubiales Energy Corp., 5.125%, 2023	500,000	478,750
Republic of Colombia, 8.125%, 2024	3,475,000	4,604,375
Republic of Colombia, 6.125%, 2041	8,776,000	9,938,820

		$177,560,827
Costa Rica - 0.2%
Banco de Costa Rica, 5.25%, 2018 (n)	$5,608,000	$5,664,080
Instituto Costarricense, 6.375%, 2043 (n)	5,301,000	4,717,890
Republic of Costa Rica, 4.375%, 2025 (n)	3,961,000	3,644,120

		$14,026,090
Cote d’Ivoire - 0.8%
Ivory Coast, 7.099%, 2032	$56,759,000	$51,094,452

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Croatia - 1.2%
Republic of Croatia, 6.25%, 2017 (n)	$13,150,000	$14,029,998
Republic of Croatia, 6.25%, 2017	800,000	853,536
Republic of Croatia, 6.625%, 2020	12,308,000	13,292,640
Republic of Croatia, 6.375%, 2021	17,758,000	18,845,677
Republic of Croatia, 5.5%, 2023 (n)	36,868,000	36,591,490

		$83,613,341
Dominican Republic - 1.9%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$18,835,000	$17,940,338
Dominican Republic, 7.5%, 2021	23,658,000	26,177,577
Dominican Republic, 7.5%, 2021 (n)	4,930,000	5,455,045
Dominican Republic, 6.6%, 2024 (z)	12,906,000	13,344,804
Dominican Republic, 5.875%, 2024 (n)	27,193,000	26,744,316
Dominican Republic, 5.875%, 2024	18,506,000	18,200,651
Dominican Republic, 8.625%, 2027	18,628,000	20,891,302

		$128,754,033
El Salvador - 0.3%
Republic of El Salvador, 7.375%, 2019 (n)	$3,416,000	$3,843,000
Republic of El Salvador, 7.375%, 2019	500,000	562,500
Republic of El Salvador, 7.75%, 2023	7,663,000	8,640,033
Republic of El Salvador, 5.875%, 2025 (n)	7,867,000	7,807,998
Republic of El Salvador, 5.875%, 2025	800,000	794,000

		$21,647,531
Georgia - 0.1%
JSC Georgian Railway, 7.75%, 2022 (n)	$2,303,000	$2,492,998
Republic of Georgia, 6.875%, 2021 (n)	4,495,000	4,893,931

		$7,386,929
Guatemala - 1.1%
Cementos Progreso Trust Co., 7.125%, 2023 (z)	$13,535,000	$13,632,181
Central American Bottling Corp., 6.75%, 2022 (n)	16,336,000	16,826,080
Central American Bottling Corp., 6.75%, 2022	400,000	412,000
Industrial Senior Trust, 5.5%, 2022 (n)	16,773,000	15,515,025
Republic of Guatemala, 5.75%, 2022 (n)	17,144,000	18,189,784
Republic of Guatemala, 5.75%, 2022	300,000	318,300
Republic of Guatemala, 4.875%, 2028 (n)	9,494,000	8,943,348
Republic of Guatemala, 4.875%, 2028	500,000	471,000

		$74,307,718
Hungary - 3.3%
Hungarian Development Bank, 6.25%, 2020 (z)	$20,085,000	$20,612,231
Magyar Export-Import Bank, 5.5%, 2018 (n)	19,019,000	19,543,942
Magyar Export-Import Bank, 5.5%, 2018	19,259,000	19,790,567
Republic of Hungary, 6.25%, 2020	14,531,000	15,795,197
Republic of Hungary, 6.375%, 2021	52,918,000	57,482,177
Republic of Hungary, 5.375%, 2023	67,938,000	67,669,645
Republic of Hungary, 7.625%, 2041	19,540,000	22,006,925

		$222,900,684
Iceland - 0.6%
Republic of Iceland, 5.875%, 2022 (n)	$17,084,000	$17,817,502
Republic of Iceland, 5.875%, 2022	21,258,000	22,170,712

		$39,988,214

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
India - 0.2%
Rolta LLC, 10.75%, 2018 (n)	$13,367,000	$12,364,475
Rolta LLC, 10.75%, 2018	1,200,000	1,110,000

		$13,474,475
Indonesia - 5.9%
Listrindo Capital B.V., 6.95%, 2019 (n)	$5,886,000	$6,150,870
Majapahit Holding B.V., 7.75%, 2020	16,495,000	18,928,012
Pertamina PT, 4.875%, 2022 (n)	348,000	334,950
Pertamina PT, 4.3%, 2023 (n)	10,167,000	9,277,388
Pertamina PT, 6%, 2042 (n)	6,262,000	5,541,870
Pertamina PT, 6%, 2042	37,900,000	33,541,500
Pertamina PT, 5.625%, 2043 (n)	16,671,000	14,003,640
Pertamina PT, 5.625%, 2043	12,029,000	10,104,360
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	3,775,000	3,793,875
PT Perusahaan Listrik Negara, 5.25%, 2042	17,050,000	13,725,250
Republic of Indonesia, 6.875%, 2018 (n)	2,708,000	3,073,580
Republic of Indonesia, 6.875%, 2018	19,122,000	21,703,470
Republic of Indonesia, 11.625%, 2019 (n)	4,399,000	6,015,632
Republic of Indonesia, 11.625%, 2019	8,716,000	11,919,130
Republic of Indonesia, 5.875%, 2020 (n)	8,481,000	9,286,695
Republic of Indonesia, 5.875%, 2020	38,830,000	42,518,850
Republic of Indonesia, 4.875%, 2021 (n)	39,049,000	40,513,337
Republic of Indonesia, 4.875%, 2021	55,629,000	57,715,087
Republic of Indonesia, 3.75%, 2022 (n)	11,397,000	10,741,672
Republic of Indonesia, 3.75%, 2022	13,755,000	12,964,087
Republic of Indonesia, 3.375%, 2023 (n)	5,262,000	4,735,800
Republic of Indonesia, 5.375%, 2023 (n)	44,322,000	46,648,905
Republic of Indonesia, 8.5%, 2035	12,067,000	15,626,765

		$398,864,725
Israel - 0.6%
Altice Financing S.A., 7.875%, 2019 (n)	$459,000	$497,097
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	1,911,000	2,063,880
Israel Electric Corp. Ltd., 5.625%, 2018 (n)	18,833,000	19,821,733
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	17,807,000	19,080,201

		$41,462,911
Jamaica - 0.4%
Digicel Group Ltd., 8.25%, 2017 (n)	$4,779,000	$4,977,328
Digicel Group Ltd., 8.25%, 2017	4,363,000	4,544,064
Digicel Group Ltd., 8.25%, 2020 (n)	7,595,000	8,012,725
Digicel Group Ltd., 6%, 2021 (n)	8,911,000	8,643,670

		$26,177,787
Kazakhstan - 3.6%
Development Bank of Kazakhstan, 4.125%, 2022 (n)	$35,604,000	$32,844,690
Development Bank of Kazakhstan, 4.125%, 2022	43,692,000	40,305,870
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017	9,439,000	10,099,730
KazAgro National Management Holding, 4.625%, 2023 (n)	79,962,000	75,584,081
KazAgro National Management Holding, 4.625%, 2023	7,123,000	6,733,016
Kazakhstan Temir Zholy Co., 6.375%, 2020	3,005,000	3,335,550
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	13,246,000	13,858,628
Kazakhstan Temir Zholy Co., 6.95%, 2042	20,080,000	21,008,700
KazMunayGas National Co., 4.4%, 2023 (n)	14,781,000	14,022,735
KazMunayGas National Co., 5.75%, 2043 (n)	15,125,000	13,724,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Kazakhstan - continued
KazMunayGas National Co., 5.75%, 2043		$15,818,000	$14,353,253

			$245,870,678
Latvia - 0.5%
Republic of Latvia, 5.25%, 2017 (n)		$15,408,000	$16,817,832
Republic of Latvia, 5.25%, 2017		4,315,000	4,709,822
Republic of Latvia, 5.25%, 2021		14,442,000	15,705,675

			$37,233,329
Lithuania - 0.7%
Republic of Lithuania, 6.125%, 2021 (n)		$18,374,000	$21,061,197
Republic of Lithuania, 6.125%, 2021		1,976,000	2,264,990
Republic of Lithuania, 6.625%, 2022 (n)		20,070,000	23,833,125
Republic of Lithuania, 6.625%, 2022		2,000,000	2,375,000

			$49,534,312
Malaysia - 0.3%
Petronas Capital Ltd., 5.25%, 2019 (n)		$6,525,000	$7,340,964
Petronas Capital Ltd., 5.25%, 2019		14,648,000	16,479,762

			$23,820,726
Mexico - 11.2%
America Movil S.A.B. de C.V., 6.45%, 2022	MXN	126,330,000	$9,142,120
Banco Santander S.A., 4.125%, 2022 (n)		$12,405,000	11,862,281
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		7,432,000	8,045,140
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		14,551,000	15,787,835
BBVA Bancomer S.A. de C.V., 6.75%, 2022		18,665,000	20,251,525
CEMEX S.A.B. de C.V., 6.5%, 2019 (n)		9,799,000	9,945,985
CEMEX S.A.B. de C.V., 9.25%, 2020		7,207,000	7,855,630
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)		23,313,000	23,750,119
Comision Federal de Electricidad, 4.875%, 2021 (n)		11,546,000	12,036,705
Comision Federal de Electricidad, 4.875%, 2021		4,600,000	4,795,500
Comision Federal de Electricidad, 4.875%, 2024 (z)		27,339,000	27,714,911
Comision Federal de Electricidad, 5.75%, 2042 (n)		13,836,000	13,161,495
Comision Federal de Electricidad, 5.75%, 2042		400,000	380,500
Empresas ICA S.A.B. de C.V., 8.375%, 2017 (n)		7,364,000	7,345,590
Empresas ICA S.A.B. de C.V., 8.375%, 2017		7,180,000	7,162,050
Empresas ICA S.A.B. de C.V., 8.9%, 2021		13,093,000	12,765,675
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		16,337,000	16,990,480
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020		3,184,000	3,311,360
Grupo KUO S.A.B de C.V., 6.25%, 2022 (n)		13,232,000	13,430,480
Grupo KUO S.A.B de C.V., 6.25%, 2022		6,949,000	7,053,235
Grupo Posadas S.A.B. de C.V., 7.875%, 2017 (n)		15,881,000	16,258,174
Grupo Posadas S.A.B. de C.V., 7.875%, 2017		2,900,000	2,968,875
Grupo Televisa S.A.B., 7.25%, 2043	MXN	79,340,000	5,055,771
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)		$2,017,000	1,981,702
Mexichem S.A.B. de C.V., 6.75%, 2042		22,877,000	22,476,652
Office Depot De Mexico, S.A. de C.V., 6.875%, 2020 (n)		18,274,000	18,685,165
Pemex Project Funding Master Trust, 5.75%, 2018		12,431,000	13,860,565
Pemex Project Funding Master Trust, 6.625%, 2035		10,873,000	11,797,205
Pemex Project Funding Master Trust, 6.625%, 2038		8,801,000	9,505,080
Petroleos Mexicanos, 2.266%, 2018		12,881,000	13,283,531
Petroleos Mexicanos, 6%, 2020		14,514,000	16,291,965
Petroleos Mexicanos, 5.5%, 2021		6,333,000	6,902,970
Petroleos Mexicanos, 4.875%, 2024		12,584,000	12,835,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mexico - continued
Petroleos Mexicanos, 6.5%, 2041		$5,145,000	$5,479,425
Playa Resorts Holdings B.V., 8%, 2020 (n)		6,517,000	6,899,874
Red de Carreteras de Occidente SAPIB de C.V., 9%, 2028 (n)	MXN	333,510,000	22,451,334
Red de Carreteras de Occidente SAPIB de C.V., 9%, 2028	MXN	11,000,000	740,502
United Mexican States, 3.625%, 2022		$174,870,000	177,493,050
United Mexican States, 4%, 2023		107,182,000	108,843,321
United Mexican States, 6.05%, 2040		13,484,000	15,270,630
United Mexican States, 5.75%, 2110		42,339,000	40,962,982

			$762,833,069
Nigeria - 0.3%
Afren PLC, 11.5%, 2016 (n)		$5,923,000	$6,759,624
Afren PLC, 10.25%, 2019 (n)		11,367,000	13,015,215
Afren PLC, 10.25%, 2019		400,000	458,000

			$20,232,839
Pakistan - 0.3%
Islamic Republic of Pakistan, 6.875%, 2017		$7,492,000	$7,360,890
Islamic Republic of Pakistan, 7.875%, 2036		11,617,000	9,671,153

			$17,032,043
Panama - 1.1%
MMG S.A., 6.75%, 2023 (n)		$10,777,000	$10,265,093
Panama Canal Railway Co., 7%, 2026 (n)		1,090,620	1,068,808
Panama Canal Railway Co., 7%, 2026		5,582,748	5,471,093
Republic of Panama, 5.2%, 2020		6,268,000	6,932,408
Republic of Panama, 7.125%, 2026		5,273,000	6,551,702
Republic of Panama, 8.875%, 2027		7,332,000	10,163,985
Republic of Panama, 9.375%, 2029		8,304,000	11,999,280
Republic of Panama, 6.7%, 2036		16,566,000	19,589,295

			$72,041,664
Paraguay - 0.7%
Republic of Paraguay, 4.625%, 2023 (n)		$22,038,000	$20,825,910
Republic of Paraguay, 4.625%, 2023		6,553,000	6,192,585
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)		17,419,000	17,593,190
Telefonica Celular del Paraguay S.A., 6.75%, 2022		1,927,000	1,946,270

			$46,557,955
Peru - 3.5%
Ajecorp B.V., 6.5%, 2022 (n)		$16,370,000	$16,533,700
Ajecorp B.V., 6.5%, 2022		1,400,000	1,414,000
Alicorp S.A.A., 3.875%, 2023		8,331,000	7,831,140
Banco de Credito del Peru, 5.375%, 2020		3,261,000	3,448,507
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		15,559,000	16,259,155
Banco de Credito del Peru, FRN, 6.125%, 2027		2,359,000	2,465,155
BBVA Banco Continental S.A., 5%, 2022 (n)		17,298,000	17,687,205
BBVA Banco Continental S.A., 5%, 2022		3,235,000	3,307,788
Cementos Pacasmayo S.A.A., 4.5%, 2023		14,948,000	13,901,640
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)		19,372,000	19,468,860
Corporacion Lindley S.A., 6.75%, 2021 (n)		7,398,000	8,045,325
Corporacion Lindley S.A., 4.625%, 2023 (n)		7,579,000	7,237,945
El Fondo Mivivienda S.A., 3.5%, 2023 (n)		7,328,000	6,705,120
El Fondo Mivivienda S.A., 3.5%, 2023		893,000	817,095
Ferreycorp S.A.A., 4.875%, 2020 (n)		15,691,000	15,063,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Peru - continued
Ferreycorp S.A.A., 4.875%, 2020	$5,859,000	$5,624,640
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	165,681	192,190
IIRSA Norte Finance Ltd., 8.75%, 2024	3,302,955	3,831,428
Inkia Energy Ltd., 8.375%, 2021	7,435,000	7,881,100
Republic of Peru, 7.35%, 2025	10,665,000	13,747,185
Republic of Peru, 5.625%, 2050	13,893,000	14,601,543
San Miguel Industrias PET S.A., 7.75%, 2020 (z)	11,417,000	11,565,421
Southern Copper Corp., 6.75%, 2040	16,656,000	16,420,434
Southern Copper Corp., 5.25%, 2042	7,911,000	6,542,104
Transport de Gas Peru, 4.25%, 2028 (n)	17,910,000	16,204,664

		$236,796,704
Philippines - 3.9%
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024	$15,910,000	$20,006,825
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)	3,247,000	4,083,102
Republic of Philippines, 9.375%, 2017	10,415,000	12,810,450
Republic of Philippines, 9.875%, 2019	2,908,000	3,907,625
Republic of Philippines, 10.625%, 2025	2,434,000	3,845,720
Republic of Philippines, 5.5%, 2026	79,121,000	90,593,545
Republic of Philippines, 6.375%, 2032	32,950,000	39,622,375
Republic of Philippines, 6.375%, 2034	73,549,000	89,362,035

		$264,231,677
Poland - 0.8%
Eileme 2 AB, 11.625%, 2020 (n)	$8,878,000	$10,365,065
PKO Finance AB, 4.63%, 2022 (n)	15,849,000	16,007,490
Republic of Poland, 5.125%, 2021	13,718,000	15,141,242
Republic of Poland, 5%, 2022	14,607,000	15,976,406

		$57,490,203
Qatar - 0.5%
Qtel International Finance Ltd., 3.875%, 2028 (n)	$5,716,000	$5,038,368
Qtel International Finance Ltd., 3.875%, 2028	893,000	787,135
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	2,707,000	3,221,330
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	5,611,000	6,677,090
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020	4,152,539	4,497,200
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.838%, 2027	6,052,000	6,505,900
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.332%, 2027	5,904,000	6,714,418

		$33,441,441
Romania - 1.6%
Republic of Romania, 6.75%, 2022 (n)	$9,768,000	$11,282,040
Republic of Romania, 6.75%, 2022	22,520,000	26,010,600
Republic of Romania, 4.375%, 2023 (n)	40,638,000	39,774,443
Republic of Romania, 4.375%, 2023	29,850,000	29,215,688

		$106,282,771
Russia - 9.3%
Alfa Bank, 7.5%, 2019 (n)	$16,297,000	$17,356,305
Far Eastern Shipping Co., 8%, 2018 (n)	8,184,000	7,406,520
Far Eastern Shipping Co., 8.75%, 2020 (n)	3,806,000	3,434,915
Gaz Capital S.A., 3.85%, 2020 (n)	9,810,000	9,564,750
Gaz Capital S.A., 5.999%, 2021 (n)	20,740,000	22,139,950
Gaz Capital S.A., 4.95%, 2022 (n)	1,688,000	1,673,230
Gaz Capital S.A., 4.95%, 2028 (n)	34,204,000	30,954,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Russia - continued
Gaz Capital S.A., 7.288%, 2037	$29,214,000	$32,427,540
Gazprom Neft, 4.375%, 2022 (n)	14,367,000	13,522,939
Gazprom Neft, 4.375%, 2022	1,148,000	1,080,555
LUKOIL International Finance B.V., 3.416%, 2018 (n)	14,463,000	14,571,473
LUKOIL International Finance B.V., 6.656%, 2022	8,627,000	9,694,591
LUKOIL International Finance B.V., 4.563%, 2023 (n)	17,592,000	16,822,350
LUKOIL International Finance B.V., 4.563%, 2023	20,650,000	19,746,563
Metalloinvest Finance Ltd., 5.625%, 2020 (n)	17,597,000	17,509,015
Mobile TeleSystems OJSC, 8.625%, 2020	11,286,000	13,599,630
MTS International Funding Ltd., 5%, 2023 (n)	18,927,000	18,169,920
Novatek Finance Ltd., 6.604%, 2021	9,245,000	10,365,956
OJSC Russian Agricultural Bank, 5.1%, 2018 (n)	12,769,000	13,060,803
Russian Federation, 5%, 2020 (n)	25,100,000	27,359,000
Russian Federation, 5%, 2020	36,900,000	40,221,000
Russian Federation, 4.5%, 2022 (n)	7,200,000	7,479,000
Russian Federation, 4.875%, 2023 (n)	22,800,000	23,917,200
Russian Federation, 7.5%, 2030	126,233,810	150,224,545
Russian Federation, 5.875%, 2043 (n)	23,400,000	24,862,500
Sberbank of Russia, 6.125%, 2022 (n)	3,156,000	3,420,315
Sberbank of Russia, 6.125%, 2022	9,627,000	10,433,261
SIBUR Securities Ltd., 3.914%, 2018 (n)	14,921,000	14,585,278
SIBUR Securities Ltd., 3.914%, 2018	18,664,000	18,244,060
TMK Capital S.A., 6.75%, 2020 (n)	8,826,000	8,627,415
Vnesheconombank, 6.025%, 2022 (n)	13,404,000	14,241,750
VTB Capital S.A., 6%, 2017 (n)	14,901,000	15,869,565
VTB Capital S.A., 6%, 2017	3,796,000	4,042,740

		$636,629,254
Serbia - 0.1%
Republic of Serbia, 5.25%, 2017 (n)	$7,966,000	$7,926,170
Republic of Serbia, 6.75%, 2024	1,381,756	1,347,212

		$9,273,382
Singapore - 0.3%
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	$18,230,000	$18,798,685
DBS Bank Ltd., 3.625% to 2017, FRN to 2022	900,000	928,075

		$19,726,760
South Africa - 0.9%
Eskom Holdings SOC Ltd., 6.75%, 2023 (n)	$13,818,000	$14,287,121
Myriad International Holdings B.V., 6.375%, 2017 (n)	2,897,000	3,179,457
Myriad International Holdings B.V., 6%, 2020 (n)	14,551,000	15,496,815
Republic of South Africa, 6.875%, 2019	5,645,000	6,519,975
Republic of South Africa, 5.875%, 2025	12,847,000	13,700,683
Transnet SOC Ltd., 4%, 2022 (n)	8,948,000	8,008,460

		$61,192,511
Sri Lanka - 0.4%
Bank of Ceylon, 6.875%, 2017 (n)	$1,803,000	$1,848,075
Bank of Ceylon, 6.875%, 2017	6,849,000	7,020,225
National Savings Bank, 8.875%, 2018 (n)	11,572,000	12,237,390
Republic of Sri Lanka, 6.25%, 2020 (n)	7,550,000	7,653,812
Republic of Sri Lanka, 6.25%, 2020	1,755,000	1,779,131

		$30,538,633

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 0.1%
Eurasian Development Bank, 4.767%, 2022 (n)	$10,531,000	$10,162,415

Thailand - 0.1%
PTT PLC, 3.375%, 2022 (n)	$7,193,000	$6,715,565

Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	$2,286,000	$2,908,935
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	2,583,000	3,286,868
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	11,388,750	12,072,075

		$18,267,878
Turkey - 6.2%
Arcelik A.S., 5%, 2023 (n)	$17,877,000	$16,201,031
Coca-Cola Icecek Uretim, 4.75%, 2018 (n)	18,512,000	19,222,861
Republic of Turkey, 6.75%, 2018	5,848,000	6,579,000
Republic of Turkey, 7%, 2019	16,472,000	18,798,670
Republic of Turkey, 7.5%, 2019	33,098,000	38,972,895
Republic of Turkey, 7%, 2020	42,941,000	49,596,855
Republic of Turkey, 5.625%, 2021	45,974,000	49,077,245
Republic of Turkey, 5.125%, 2022	37,722,000	38,627,328
Republic of Turkey, 6.25%, 2022	42,656,000	47,028,240
Republic of Turkey, 7.375%, 2025	51,023,000	59,696,910
Republic of Turkey, 6%, 2041	46,262,000	46,493,310
Turkiye Halk Bankasi A.S., 3.875%, 2020	13,705,000	12,445,922
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	14,015,000	14,694,728
Turkiye Is Bankasi A.S., 5.5%, 2019 (z)	8,347,000	8,440,904

		$425,875,899
Ukraine - 0.8%
Biz Finance PLC, 8.375%, 2015	$25,166,000	$23,152,720
Government of Ukraine, 6.25%, 2016 (n)	9,546,000	8,543,670
Government of Ukraine, 6.25%, 2016	3,381,000	3,025,995
Naftogaz Ukraine, 9.5%, 2014	4,253,000	4,008,452
State Export-Import Bank of Ukraine, 8.75%, 2018	13,873,000	11,618,638
Ukrainian State Railways, 9.5%, 2018 (n)	7,021,000	5,967,850

		$56,317,325
United Arab Emirates - 0.6%
Dolphin Energy Ltd., 5.5%, 2021 (n)	$17,460,000	$19,358,775
Dolphin Energy Ltd., 5.5%, 2021	2,637,000	2,923,774
Topaz Marine S.A., 8.625%, 2018 (z)	17,058,000	17,245,638

		$39,528,187
United States - 1.3%
U.S. Treasury Notes, 1.75%, 2022 (f)	$89,535,000	$85,491,958

Uruguay - 0.9%
Navios South American Logistics, Inc., 9.25%, 2019	$9,198,000	$9,956,835
Oriental Republic of Uruguay, 4.5%, 2024	45,870,233	47,361,016
Republic of Uruguay, 4.125%, 2045	4,399,333	3,629,450

		$60,947,301
Venezuela - 6.9%
Petroleos de Venezuela S.A., 8.5%, 2017	$17,475,000	$15,683,812
Republic of Venezuela, 5.75%, 2016	8,237,000	7,330,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Venezuela - continued
Republic of Venezuela, 7%, 2018	$12,148,000	$10,113,210
Republic of Venezuela, 7.75%, 2019	111,953,000	91,801,460
Republic of Venezuela, 12.75%, 2022	26,319,000	26,516,392
Republic of Venezuela, 9%, 2023	14,033,000	11,401,812
Republic of Venezuela, 8.25%, 2024	49,663,000	37,868,037
Republic of Venezuela, 7.65%, 2025	44,500,000	32,551,750
Republic of Venezuela, 11.75%, 2026	96,549,000	89,307,825
Republic of Venezuela, 9.25%, 2027	52,454,000	43,274,550
Republic of Venezuela, 11.95%, 2031	90,629,000	83,831,825
Republic of Venezuela, 7%, 2038	33,721,000	22,559,349

		$472,240,952
Vietnam - 0.3%
Republic of Vietnam, 6.875%, 2016	$2,309,000	$2,493,720
Republic of Vietnam, 6.75%, 2020 (n)	189,000	206,719
Republic of Vietnam, 6.75%, 2020	15,184,000	16,607,500

		$19,307,939
Total Bonds		$6,039,990,511

Loans - 0.2%
Brazil - 0.2%
State of Santa Catarina, 4%, 2022	11,548,000	$11,270,848
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
U.S. Treasury Note 10 year Futures - January 2014 @ $126	541	$625,531
U.S. Treasury Note 10 year Futures - November 2013 @ $126	533	108,266
Total Put Options Purchased		$733,797
	Par Amount of Contracts
Call Options Purchased - 0.0%
USD Currency - January 2014 @ EUR 0.7429	$99,831,628	$1,093,156
Issuer	Shares/Par
Money Market Funds - 10.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	716,862,201	$716,862,201
Total Investments		$6,769,950,513

Other Assets, Less Liabilities - 0.7%		48,830,374
Net Assets - 100.0%		$6,818,780,887

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,166,377,598 representing 31.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Brazil Minas SPE, 5.333%, 2028	3/22/13	$15,744,809	$14,165,900
Cementos Progreso Trust Co., 7.125%, 2023	10/29/13-10/30/13	13,403,655	13,632,181
Comision Federal de Electricidad, 4.875%, 2024	10/17/13-10/18/13	27,423,402	27,714,911
Dominican Republic, 6.6%, 2024	10/21/13	12,906,000	13,344,804
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024	10/24/13	29,834,741	30,052,056
Hungarian Development Bank, 6.25%, 2020	10/10/13-10/16/13	20,124,244	20,612,231
JBS Investments GmbH, 7.75%, 2020	10/23/13	18,181,000	18,749,156
Millicom International Cellular S.A., 6.625%, 2021	10/09/13	19,780,000	20,323,950
San Miguel Industrias PET S.A., 7.75%, 2020	10/30/13-10/31/13	11,527,980	11,565,421
Topaz Marine S.A., 8.625%, 2018	10/25/13-10/28/13	17,211,535	17,245,638
Turkiye Is Bankasi A.S., 5.5%, 2019	10/10/13	8,302,723	8,440,904
Total Restricted Securities			$195,847,152
% of Net assets			2.9%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB ZAR	Russian Ruble South African Rand

Derivative Contracts at 10/31/13

Forward Foreign Currency Exchange Contracts at 10/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	INR	Deutsche Bank AG	1,039,986,000	11/18/13-11/22/13	$16,791,644	$16,868,021	$76,377
BUY	KRW	Deutsche Bank AG	7,523,541,000	11/12/13	6,908,669	7,088,474	179,805
BUY	KRW	Merrill Lynch International Bank	18,795,865,000	11/12/13	17,280,376	17,708,949	428,573
BUY	MXN	JPMorgan Chase Bank N.A.	368,641,481	11/04/13	27,974,221	28,254,343	280,122
SELL	MXN	JPMorgan Chase Bank N.A.	372,788,481	11/04/13	28,938,820	28,572,188	366,632
BUY	MYR	Deutsche Bank AG	32,767,000	11/22/13	10,364,384	10,370,715	6,331
BUY	PLN	Barclays Bank PLC	14,124,000	11/12/13	4,365,788	4,583,166	217,378
BUY	PLN	JPMorgan Chase Bank N.A.	38,921,000	11/12/13	12,033,825	12,629,665	595,840
BUY	RUB	JPMorgan Chase Bank N.A.	323,362,000	11/12/13	9,967,234	10,070,406	103,172

							$2,254,230

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 10/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	COP	JPMorgan Chase Bank N.A.	20,934,318,000	12/10/13	$11,087,799	$11,028,035	$(59,764)
SELL	COP	Deutsche Bank AG	20,953,550,242	12/10/13	11,020,644	11,038,166	(17,522)
SELL	EUR	Barclays Bank PLC	12,390,000	1/17/14	16,715,845	16,824,329	(108,484)
SELL	KRW	Deutsche Bank AG	12,076,873,000	11/12/13	11,095,988	11,378,499	(282,511)
SELL	KRW	JPMorgan Chase Bank N.A.	14,227,464,000	11/12/13	13,191,900	13,404,727	(212,827)
BUY	MXN	Deutsche Bank AG	1,156,693,999	12/18/13-1/22/14	89,449,546	88,315,190	(1,134,356)
BUY	MXN	JPMorgan Chase Bank N.A.	324,557,481	11/04/13-1/17/14	25,204,576	24,811,930	(392,646)
SELL	MXN	Deutsche Bank AG	40,884,000	11/04/13	3,109,404	3,133,534	(24,130)
SELL	MXN	JPMorgan Chase Bank N.A.	134,786,000	11/04/13	10,228,185	10,330,606	(102,421)
BUY	MYR	JPMorgan Chase Bank N.A.	42,163,000	11/22/13	13,359,632	13,344,537	(15,095)
BUY	PEN	JPMorgan Chase Bank N.A.	37,416,000	11/18/13	13,512,459	13,469,814	(42,645)
BUY	PHP	Barclays Bank PLC	302,908,000	11/29/13-12/16/13	7,066,829	7,014,544	(52,285)
BUY	PHP	JPMorgan Chase Bank N.A.	426,606,000	11/29/13-12/16/13	9,948,133	9,879,751	(68,382)
BUY	PLN	JPMorgan Chase Bank N.A.	19,461,000	11/12/13	6,364,036	6,314,995	(49,041)
BUY	ZAR	JPMorgan Chase Bank N.A.	100,824,000	1/17/14	10,113,448	9,932,194	(181,254)

							$(2,743,363)

Futures Contracts Outstanding at 10/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	348	$44,321,063	December - 2013	$944,936
U.S. Treasury Bond 30 yr (Long)	USD	80	10,785,000	December - 2013	307,220

					$1,252,156

Swap Agreements at 10/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
12/20/23	USD	2,700,000	Barclays Bank PLC (a)	1.00% (fixed rate)	(1)	$(261,437)
12/20/23	USD	2,919,000	Deutsche Bank AG (b)	1.00% (fixed rate)	(1)	(282,642)
12/20/23	USD	31,365,000	Goldman Sachs International (c)	1.00% (fixed rate)	(1)	(3,037,027)
12/20/23	USD	11,684,000	Morgan Stanley Capital Services, Inc. (d)	1.00% (fixed rate)	(1)	(1,131,345)
12/20/23	USD	53,856,000	Merrill Lynch International (e)	1.00% (fixed rate)	(2)	(4,998,298)

						$(9,710,749)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/06/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Russian Federation, 7.5%, 3/31/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $258,942.

(b)	Net unamortized premiums received by the fund amounted to $279,945.

(c)	Net unamortized premiums received by the fund amounted to $3,008,042.

(d)	Net unamortized premiums received by the fund amounted to $1,120,547.

(e)	Net unamortized premiums received by the fund amounted to $5,437,271.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At October 31, 2013, the fund had cash collateral of $9,470,000 and other liquid securities with an aggregate value of $535,665 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$733,797	$85,491,958	$—	$86,225,755
Non-U.S. Sovereign Debt	—	4,462,478,366	—	4,462,478,366
Foreign Bonds	—	1,503,291,035	—	1,503,291,035
Purchased Currency Options	—	1,093,156	—	1,093,156
Mutual Funds	716,862,201	—	—	716,862,201
Total Investments	$717,595,998	$6,052,354,515	$—	$6,769,950,513

Other Financial Instruments
Futures Contracts	$1,252,156	$—	$—	$1,252,156
Swap Agreements	—	(9,710,749)	—	(9,710,749)
Forward Foreign Currency Exchange Contracts	—	(489,133)	—	(489,133)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,693,659,373
Gross unrealized appreciation	202,681,336
Gross unrealized depreciation	(126,390,196)
Net unrealized appreciation (depreciation)	$76,291,140

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	557,510,082	677,517,192	(518,165,073)	716,862,201

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$152,807	$716,862,201

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2013, are as follows:

Mexico	11.3%
Russia	10.2%
United States	9.9%
Brazil	7.3%
Venezuela	7.0%
Turkey	6.3%
Indonesia	6.0%
Philippines	3.9%
Kazakhstan	3.7%
Other Countries	34.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

October 31, 2013

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 94.1%
Brazil - 15.8%
Banco do Brasil S.A., FRN, 6.25%, 2049 (n)		$200,000	$168,000
Banco Santander Brasil S.A., 8%, 2016 (n)	BRL	787,000	328,473
Brazil Letras do Tesouro Nacional, 0%, 2014	BRL	667,000	293,161
BRF S.A., 7.75%, 2018 (n)	BRL	1,047,000	388,617
Cosan Luxembourg S.A., 9.5%, 2018 (n)	BRL	874,000	343,961
Federative Republic of Brazil, 10%, 2017	BRL	4,671,000	2,015,851
Federative Republic of Brazil, 10%, 2021	BRL	2,072,000	863,579
Federative Republic of Brazil, Inflation Linked Bond, 6%, 2016	BRL	1,250,001	571,099
Fibria Overseas Finance Ltd., 6.75%, 2021		$150,000	164,250
JBS Investments GmbH, 7.75%, 2020 (z)		200,000	206,250
Marfrig Holding Europe B.V., 11.25%, 2021 (n)		200,000	198,750
Minerva Luxembourg S.A., 7.75%, 2023		200,000	194,000
Oi S.A., 9.75%, 2016	BRL	796,000	320,077
Qgog Constellation S.A., 6.25%, 2019 (n)		$200,000	193,500
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)		11,000	11,770
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)		74,000	79,180

			$6,340,518
Canada - 0.5%
First Quantum Minerals Ltd., 7.25%, 2019 (n)		$200,000	$187,500

Chile - 1.7%
Embotelladora Andina S.A., 5%, 2023 (n)		$200,000	$205,605
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (z)		200,000	200,027
S.A.C.I. Falabella, 6.5%, 2023 (n)	CLP	145,500,000	273,988

			$679,620
Colombia - 5.0%
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (n)	COP	200,000,000	$91,157
Millicom International Cellular S.A., 6.625%, 2021 (z)		$200,000	205,500
Pacific Rubiales Energy Corp., 7.25%, 2021		200,000	220,000
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)		100,000	95,750
Titulos de Tesoreria, 5%, 2018	COP	720,000,000	368,228
Titulos de Tesoreria, 11%, 2020	COP	997,900,000	644,244
Titulos de Tesoreria, 7.5%, 2026	COP	673,100,000	370,386

			$1,995,265
Cote d’Ivoire - 0.2%
Ivory Coast, 7.099%, 2032		$100,000	$90,020

Dominican Republic - 0.5%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		$200,000	$190,500

Guatemala - 0.6%
Central American Bottling Corp., 6.75%, 2022 (n)		$132,000	$135,960
Industrial Senior Trust Co., 5.5%, 2022		100,000	92,500

			$228,460
Hungary - 4.8%
Hungarian Development Bank, 6.25%, 2020 (z)		$200,000	$205,250
Republic of Hungary, 6.75%, 2017	HUF	61,610,000	303,830
Republic of Hungary, 6.75%, 2017	HUF	150,290,000	748,473
Republic of Hungary, 6%, 2023	HUF	139,410,000	666,480

			$1,924,033

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Iceland - 0.5%
Republic of Iceland, 5.875%, 2022		$191,000	$199,201

India - 0.5%
Rolta LLC, 10.75%, 2018 (n)		$200,000	$185,000

Indonesia - 6.6%
Republic of Indonesia, 5.25%, 2018	IDR	4,919,000,000	$405,826
Republic of Indonesia, 7.875%, 2019	IDR	4,249,000,000	390,128
Republic of Indonesia, 12.8%, 2021	IDR	855,000,000	98,982
Republic of Indonesia, 8.25%, 2021	IDR	2,234,000,000	206,604
Republic of Indonesia, 7%, 2022	IDR	2,150,000,000	184,531
Republic of Indonesia, 5.625%, 2023	IDR	814,000,000	63,591
Republic of Indonesia, 11%, 2025	IDR	2,600,000,000	286,582
Republic of Indonesia, 8.375%, 2026	IDR	2,056,000,000	190,485
Republic of Indonesia, 7%, 2027	IDR	3,689,000,000	304,296
Republic of Indonesia, 9%, 2029	IDR	1,928,000,000	186,280
Republic of Indonesia, 8.25%, 2032	IDR	3,883,000,000	347,911

			$2,665,216
Israel - 0.5%
Israel Electric Corp. Ltd., 5.625%, 2018 (n)		$200,000	$210,500

Jamaica - 0.5%
Digicel Group Ltd., 8.25%, 2017		$200,000	$208,300

Malaysia - 3.2%
Government of Malaysia, 3.314%, 2017	MYR	1,317,000	$416,756
Government of Malaysia, 4.24%, 2018	MYR	694,000	227,461
Government of Malaysia, 4.378%, 2019	MYR	118,000	39,084
Government of Malaysia, 4.16%, 2021	MYR	1,164,000	381,259
Government of Malaysia, 3.418%, 2022	MYR	172,000	53,544
Government of Malaysia, 4.392%, 2026	MYR	468,000	154,383

			$1,272,487
Mexico - 11.2%
America Movil S.A.B. de C.V., 6.45%, 2022	MXN	3,560,000	$257,626
CEMEX S.A.B. de C.V., 9.25%, 2020		$86,000	93,740
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)		200,000	203,750
Empresas ICA S.A.B. de C.V., 8.375%, 2017		150,000	149,625
Empresas ICA S.A.B. de C.V., 8.9%, 2021		55,000	53,625
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		200,000	208,000
Grupo Posadas S.A.B. de C.V., 7.875%, 2017		150,000	153,563
Grupo Televisa S.A.B., 7.25%, 2043	MXN	2,340,000	149,111
Office Depot De Mexico, S.A. de C.V., 6.875%, 2020 (n)		$200,000	204,500
Petroleos Mexicanos, 7.65%, 2021	MXN	1,875,600	151,957
Petroleos Mexicanos, 7.19%, 2024	MXN	2,838,000	213,996
Red de Carreteras de Occidente SAPIB de C.V., 9%, 2028 (n)	MXN	3,960,000	266,581
United Mexican States, 6.5%, 2022	MXN	4,840,000	385,002
United Mexican States, 8%, 2023	MXN	8,930,000	781,789
United Mexican States, 8.5%, 2029	MXN	7,720,000	686,071
United Mexican States, 7.75%, 2031	MXN	2,900,000	237,784
United Mexican States, 10%, 2036	MXN	3,260,000	323,521

			$4,520,241

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Nigeria - 1.9%
Afren PLC, 10.25%, 2019		$200,000	$229,000
Federal Republic of Nigeria, 0%, 2014	NGN	33,188,000	201,876
Federal Republic of Nigeria, 0%, 2013	NGN	20,685,000	128,627
Federal Republic of Nigeria, 0%, 2013	NGN	32,031,000	198,468

			$757,971
Pakistan - 0.2%
Islamic Republic of Pakistan, 6.875%, 2017		$100,000	$98,250

Paraguay - 0.5%
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)		$200,000	$202,000

Peru - 2.6%
Ajecorp B.V., 6.5%, 2022 (n)		$150,000	$151,500
Corporacion Lindley S.A., 4.625%, 2023 (n)		32,000	30,560
Ferreycorp S.A.A., 4.875%, 2020 (n)		200,000	192,000
Inkia Energy Ltd., 8.375%, 2021		200,000	212,000
Republic of Peru, 7.84%, 2020	PEN	837,000	351,154
Republic of Peru, 6.95%, 2031	PEN	263,000	102,212

			$1,039,426
Poland - 2.8%
Government of Poland, 0%, 2014	PLN	2,257,000	$728,606
Government of Poland, 5.25%, 2020	PLN	272,000	95,540
Government of Poland, 5.75%, 2021	PLN	264,000	95,346
Government of Poland, 4%, 2023	PLN	603,000	192,889

			$1,112,381
Romania - 0.2%
Government of Romania, 5.8%, 2015	RON	200,000	$63,683

Russia - 9.1%
Gazprombank OJSC, 8.617%, 2015	RUB	12,200,000	$385,544
Novatek Finance Ltd., 7.75%, 2017 (n)	RUB	13,600,000	423,197
Russian Federation, 7.5%, 2019	RUB	13,106,000	423,371
Russian Federation, 6.8%, 2019	RUB	6,527,000	203,315
Russian Federation, 7.5%, 2018	RUB	37,073,000	1,196,435
Russian Federation, 7%, 2023	RUB	3,225,000	100,056
Russian Federation, 8.15%, 2027	RUB	12,751,000	421,644
Russian Federation, 7.05%, 2028	RUB	4,156,000	124,340
RZD Capital PLC, 8.3%, 2019	RUB	11,900,000	375,136

			$3,653,038
South Africa - 9.1%
Republic of South Africa, 13.5%, 2015	ZAR	3,806,000	$429,370
Republic of South Africa, 8.25%, 2017	ZAR	3,967,000	417,670
Republic of South Africa, 8%, 2018	ZAR	7,890,000	826,038
Republic of South Africa, 6.75%, 2021	ZAR	243,000	23,406
Republic of South Africa, 10.5%, 2026	ZAR	3,204,000	383,037
Republic of South Africa, 7%, 2031	ZAR	5,123,000	435,203
Republic of South Africa, 6.5%, 2041	ZAR	1,302,000	97,018
Republic of South Africa, Inflation Linked Bond, 5.5%, 2023	ZAR	650,227	88,218
Transnet Ltd., 9.25%, 2017	ZAR	5,000,000	529,067
Transnet Ltd., 10.5%, 2020	ZAR	4,000,000	443,124

			$3,672,151

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Thailand - 7.7%
Kingdom of Thailand, 3.45%, 2019	THB	4,600,000	$147,461
Kingdom of Thailand, 3.875%, 2019	THB	49,762,000	1,631,444
Kingdom of Thailand, 3.65%, 2021	THB	25,057,000	798,859
Kingdom of Thailand, 3.625%, 2023	THB	15,798,000	497,000

			$3,074,764
Turkey - 7.2%
Akbank TAS, 7.5%, 2018 (n)	TRY	300,000	$138,034
Republic of Turkey, 9%, 2017	TRY	846,000	435,661
Republic of Turkey, 6.3%, 2018	TRY	1,262,247	593,422
Republic of Turkey, 9%, 2016	TRY	1,144,000	587,115
Republic of Turkey, 10.5%, 2020	TRY	615,000	338,423
Republic of Turkey, 8.5%, 2022	TRY	283,985	141,121
Republic of Turkey, 7.1%, 2023	TRY	877,000	397,478
Turkiye Garanti Bankasi A.S., 7.375%, 2018 (n)	TRY	592,000	268,976

			$2,900,230
United Arab Emirates - 0.5%
Topaz Marine S.A., 8.625%, 2018 (z)		$200,000	$202,200

Uruguay - 0.2%
Republic of Uruguay, Inflation Linked Bond, 5%, 2018	UYU	1,926,157	$98,599
Total Bonds			$37,771,554
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
USD Currency - November 2013 @ EUR 0.7358		$800,451	$6,616
USD Currency - January 2014 @ EUR 0.7429		395,715	4,333
Total Call Options Purchased			$10,949
	Number of Contracts
Put Options Purchased - 0.0%
U.S. Treasury Note 10 year Futures - January 2014 @ $126		3	$3,469
U.S. Treasury Note 10 year Futures - November 2013 @ $126		6	1,219
Total Put Options Purchased			$4,688
Issuer	Shares/Par
Money Market Funds - 5.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		2,285,371	$2,285,371
Total Investments			$40,072,562

Other Assets, Less Liabilities - 0.2%			96,030
Net Assets - 100.0%			$40,168,592

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,577,309 representing 13.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024	10/25/13	$201,000	$200,027
Hungarian Development Bank, 6.25%, 2020	10/21/13	206,623	205,250
JBS Investments GmbH, 7.75%, 2020	10/23/13	200,000	206,250
Millicom International Cellular S.A., 6.625%, 2021	10/9/13	200,000	205,500
Topaz Marine S.A., 8.625%, 2018	10/28/13	204,250	202,200
Total Restricted Securities			$1,019,227
% of Net assets			2.5%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 10/31/13

Forward Foreign Currency Exchange Contracts at 10/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	DEUTSCHE BANK AG	10,824,500	11/04/13-12/03/13	$4,930,403	$4,814,990	$115,413
SELL	BRL	JPMORGAN CHASE BANK N.A.	447,000	11/04/13	203,924	199,536	4,388
SELL	BRL	UBS AG	314,000	11/04/13	141,330	140,166	1,164
SELL	CLP	DEUTSCHE BANK AG	113,720,608	12/11/13	225,256	220,817	4,439
SELL	COP	JPMORGAN CHASE BANK N.A.	29,811,000	12/10/13	15,777	15,704	73
BUY	HUF	JPMORGAN CHASE BANK N.A.	89,572,036	12/18/13	408,027	410,258	2,231
SELL	HUF	BARCLAYS BANK PLC	82,906,000	12/18/13	381,335	379,726	1,609

5

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 10/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	HUF	CITIBANK N.A.	3,203,000	12/18/13	$14,868	$14,670	$198
BUY	IDR	DEUTSCHE BANK AG	2,150,921,000	12/13/13	181,360	189,568	8,208
BUY	IDR	JPMORGAN CHASE BANK N.A.	1,639,087,000	12/13/13	142,294	144,458	2,164
BUY	INR	BARCLAYS BANK PLC	18,403,000	11/18/13	297,110	298,542	1,432
BUY	INR	DEUTSCHE BANK AG	6,103,000	11/18/13	98,499	99,006	507
BUY	INR	JPMORGAN CHASE BANK N.A.	12,978,000	11/29/13	209,593	209,993	400
BUY	KRW	DEUTSCHE BANK AG	47,858,000	11/12/13	44,980	45,091	111
BUY	KRW	JPMORGAN CHASE BANK N.A.	112,588,000	11/12/13	103,279	106,077	2,798
BUY	KRW	MERRILL LYNCH INTERNATIONAL BANK	351,387,000	11/12/13	323,055	331,067	8,012
BUY	MXN	DEUTSCHE BANK AG	2,074,473	11/04/13	157,071	158,997	1,926
SELL	MXN	GOLDMAN SACHS INTERNATIONAL	918,000	1/17/14	70,424	69,956	468
SELL	MXN	JPMORGAN CHASE BANK N.A.	9,234,695	1/17/14	713,144	703,730	9,414
BUY	MYR	JPMORGAN CHASE BANK N.A.	5,694,215	11/22/13-12/18/13	1,795,330	1,799,145	3,815
BUY	NGN	BARCLAYS BANK PLC	40,034,000	11/25/13	248,350	249,941	1,591
BUY	PEN	DEUTSCHE BANK AG	113,484	11/18/13	40,836	40,854	18
BUY	PHP	BARCLAYS BANK PLC	4,451,000	11/29/13	99,955	103,068	3,113
BUY	PHP	CREDIT SUISSE GROUP	4,610,000	11/29/13	105,637	106,750	1,113
SELL	PHP	BARCLAYS BANK PLC	8,305,000	11/29/13	192,960	192,312	648
BUY	PLN	BARCLAYS BANK PLC	904,789	12/13/11	283,905	293,599	9,694
BUY	PLN	CITIBANK N.A.	1,047,492	12/13/11	333,805	339,906	6,101
BUY	PLN	DEUTSCHE BANK AG	615,100	11/12/13	196,488	199,597	3,109
BUY	PLN	JPMORGAN CHASE BANK N.A.	10,329,957	11/12/13-12/18/13	3,319,523	3,346,378	26,855
SELL	PLN	CITIBANK N.A.	53,000	11/12/13	17,308	17,198	110
BUY	RON	JPMORGAN CHASE BANK N.A.	1,394,616	12/16/13	421,895	426,029	4,134
BUY	RUB	BARCLAYS BANK PLC	2,947,000	11/12/13	91,246	91,778	532
BUY	RUB	CREDIT SUISSE GROUP	7,981,133	11/12/13	246,027	248,555	2,528
BUY	RUB	JPMORGAN CHASE BANK N.A.	8,358,730	11/12/13	255,589	260,314	4,725
SELL	RUB	BARCLAYS BANK PLC	823,000	11/12/13	25,643	25,631	12
SELL	RUB	JPMORGAN CHASE BANK N.A.	796,000	11/12/13	24,819	24,790	29
BUY	THB	JPMORGAN CHASE BANK N.A.	24,984,215	11/18/13	781,978	801,999	20,021
SELL	THB	CITIBANK N.A.	6,399,206	11/25/13	206,553	205,326	1,227
SELL	THB	JPMORGAN CHASE BANK N.A.	21,370,561	11/25/13	687,293	685,698	1,595
SELL	TRY	GOLDMAN SACHS INTERNATIONAL	692,105	12/10/13-1/17/14	343,063	342,443	620
SELL	TRY	JPMORGAN CHASE BANK N.A.	2,826,398	12/10/13	1,411,576	1,406,392	5,184
SELL	TRY	MERRILL LYNCH INTERNATIONAL BANK	21,000	12/10/13	10,510	10,449	61
SELL	ZAR	GOLDMAN SACHS INTERNATIONAL	318,000	12/10/13-1/17/14	31,721	31,448	273

							$262,063

Liability Derivatives
BUY	BRL	DEUTSCHE BANK AG	5,389,750	11/04/13	$2,467,835	$2,405,924	$(61,911)
BUY	BRL	JPMORGAN CHASE BANK N.A.	447,000	11/04/13	202,942	199,536	(3,406)
BUY	BRL	UBS AG	3,213,750	11/04/13	1,459,071	1,434,582	(24,489)
SELL	BRL	UBS AG	2,899,750	11/04/13	1,293,723	1,294,416	(693)
SELL	COP	DEUTSCHE BANK AG	181,264,395	12/10/13	95,337	95,489	(152)
SELL	EUR	DEUTSCHE BANK AG	179,000	1/17/14	241,566	243,063	(1,497)
SELL	EUR	JPMORGAN CHASE BANK N.A.	179,000	1/17/14	241,601	243,063	(1,462)
BUY	HUF	BARCLAYS BANK PLC	21,306,223	12/18/13	99,141	97,587	(1,554)
BUY	HUF	GOLDMAN SACHS INTERNATIONAL	7,813,115	11/12/13	36,491	35,869	(622)
SELL	HUF	CITIBANK N.A.	10,224,713	12/18/13	46,653	46,831	(178)
BUY	IDR	BARCLAYS BANK PLC	3,905,137,000	12/13/13	353,726	344,172	(9,554)

6

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 10/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	IDR	DEUTSCHE BANK AG	975,024,000	12/13/13	$85,981	$85,932	$(49)
SELL	IDR	BARCLAYS BANK PLC	5,351,338,000	12/13/13	459,342	471,631	(12,289)
SELL	IDR	CITIBANK N.A.	1,043,807,000	12/13/13	88,141	91,994	(3,853)
SELL	IDR	JPMORGAN CHASE BANK N.A.	273,029,000	12/13/13	23,950	24,063	(113)
BUY	INR	DEUTSCHE BANK AG	24,906,000	1/21/14	398,368	398,241	(127)
BUY	KRW	DEUTSCHE BANK AG	511,690,000	11/25/13	482,285	481,638	(647)
SELL	KRW	BARCLAYS BANK PLC	15,849,000	11/12/13	14,918	14,932	(14)
SELL	KRW	CITIBANK N.A.	37,519,000	11/12/13	34,775	35,349	(574)
BUY	MXN	CITIBANK N.A.	684,000	11/04/13	52,581	52,425	(157)
BUY	MXN	DEUTSCHE BANK AG	15,084,977	12/18/13	1,165,745	1,152,200	(13,545)
BUY	MXN	JPMORGAN CHASE BANK N.A.	9,234,695	11/04/13	717,214	707,789	(9,425)
SELL	MXN	DEUTSCHE BANK AG	2,385,000	11/04/13	180,806	182,797	(1,991)
SELL	MXN	GOLDMAN SACHS INTERNATIONAL	2,771,103	11/04/13	209,673	212,390	(2,717)
SELL	MXN	JPMORGAN CHASE BANK N.A.	6,837,064	11/04/13	518,828	524,023	(5,195)
BUY	MYR	JPMORGAN CHASE BANK N.A.	2,990,000	11/22/13	947,341	946,331	(1,010)
BUY	PEN	JPMORGAN CHASE BANK N.A.	524,044	11/18/13	189,323	188,657	(666)
BUY	PHP	JPMORGAN CHASE BANK N.A.	8,602,000	12/16/13	200,513	199,221	(1,292)
BUY	PLN	CITIBANK N.A.	1,091,924	11/12/13	359,702	354,324	(5,378)
BUY	PLN	GOLDMAN SACHS INTERNATIONAL	740,062	11/12/13	242,415	240,146	(2,269)
BUY	PLN	JPMORGAN CHASE BANK N.A.	269,225	11/12/13	88,982	87,362	(1,620)
SELL	PLN	BARCLAYS BANK PLC	1,502,000	11/12/13	469,914	487,391	(17,477)
SELL	PLN	CITIBANK N.A.	305,000	11/12/13	98,465	98,971	(506)
SELL	PLN	GOLDMAN SACHS INTERNATIONAL	306,000	11/12/13	98,734	99,295	(561)
SELL	PLN	JPMORGAN CHASE BANK N.A.	1,436,000	11/12/13	463,454	465,975	(2,521)
BUY	RUB	CREDIT SUISSE GROUP	50,744,234	11/12/13	1,585,000	1,580,319	(4,681)
SELL	RUB	BARCLAYS BANK PLC	1,755,000	11/12/13	53,234	54,656	(1,422)
SELL	RUB	JPMORGAN CHASE BANK N.A.	58,751,961	11/12/13	1,774,604	1,829,702	(55,098)
SELL	THB	JPMORGAN CHASE BANK N.A.	1,863,000	11/18/13	59,407	59,803	(396)
BUY	TRY	DEUTSCHE BANK AG	1,128,724	12/10/13-1/17/14	566,305	559,104	(7,201)
BUY	TRY	GOLDMAN SACHS INTERNATIONAL	452,019	1/14/14	223,973	223,582	(391)
BUY	TRY	JPMORGAN CHASE BANK N.A.	2,266,799	12/10/13-1/17/14	1,135,579	1,125,285	(10,294)
BUY	TRY	MERRILL LYNCH INTERNATIONAL BANK	35,000	1/14/14	17,362	17,312	(50)
BUY	ZAR	CITIBANK N.A.	421,000	1/17/14	42,603	41,473	(1,130)
BUY	ZAR	JPMORGAN CHASE BANK N.A.	7,031,866	12/10/13-1/17/14	704,583	694,715	(9,868)

							$(280,045)

Futures Contracts Outstanding at 10/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	10	$1,348,125	December - 2013	$(38,415)
U.S. Treasury Note 10 yr (Short)	USD	16	2,037,750	December - 2013	(8,759)

					$(47,174)

7

Portfolio of Investments (unaudited) – continued

Swap Agreements at 10/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
6/14/2017	ZAR	4,007,000	JPMorgan Chase Bank	7.55% (fixed rate)	CDI (floating rate)	$11,399
7/25/2018	THB	6,591,000	JPMorgan Chase Bank	3.35% (fixed rate)	CDI (floating rate)	1,542
6/13/2017	ZAR	1,040,000	JPMorgan Chase Bank	7.80% (fixed rate)	CDI (floating rate)	1,621
6/18/2017	ZAR	2,995,000	Merrill Lynch Capital Services	7.92% (fixed rate)	CDI (floating rate)	16,812
1/2/2017	BRL	1,000,000	JPMorgan Chase Bank	11.35% (fixed rate)	CDI (floating rate)	1,467

						$32,841

Liability Derivatives
Interest Rate Swap Agreements
1/2/2018	BRL	1,000,000	JPMorgan Chase Bank	11.03% (fixed rate)	CDI (floating rate)	$(4,990)
1/2/2018	BRL	1,500,000	JPMorgan Chase Bank	11.15% (fixed rate)	CDI (floating rate)	(5,298)
1/2/2017	BRL	700,000	JPMorgan Chase Bank	10.45% (fixed rate)	CDI (floating rate)	(5,071)
1/2/2017	BRL	1,000,000	JPMorgan Chase Bank	10.73% (fixed rate)	CDI (floating rate)	(3,872)
1/2/2017	BRL	1,500,000	JPMorgan Chase Bank	10.38% (fixed rate)	CDI (floating rate)	(12,243)

						$(31,474)

At October 31, 2013, the fund had cash collateral of $52,218 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

10/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

9

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$4,688	$—	$—	$4,688
Non-U.S. Sovereign Debt	—	29,966,204	—	29,966,204
Foreign Bonds	—	7,805,350	—	7,805,350
Purchased Currency Options	—	10,949	—	10,949
Mutual Funds	2,285,371	—	—	2,285,371
Total Investments	$2,290,059	$37,782,503	$—	$40,072,562

Other Financial Instruments
Futures Contracts	$(47,174)	$—	$—	$(47,174)
Swap Agreements	—	1,367	—	1,367
Forward Foreign Currency Exchange Contracts	—	(17,982)	—	(17,982)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$43,213,934
Gross unrealized appreciation	257,460
Gross unrealized depreciation	(3,398,832)
Net unrealized appreciation (depreciation)	$(3,141,372)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,061,264	7,082,880	(7,858,773)	2,285,371

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$521	$2,285,371

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2013, are as follows:

Brazil	21.3%
Mexico	11.6%
South Africa	11.4%
Russia	9.3%
Thailand	8.3%
Turkey	7.4%
Indonesia	6.8%
Colombia	5.1%
Hungary	5.0%
Other Countries	13.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

10

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2013

*	Print name and title of each signing officer under his or her signature.